Investment Strategy - CoreValues Alpha Greater China Growth ETF	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of companies operating in high-growth sectors in Greater China, which includes mainland China, Taiwan, and China’s special administrative regions, such as Hong Kong. The Fund’s sub-adviser, MSA Power Funds LLC (the “Sub-Adviser”), seeks to develop a portfolio with a goal to capture the growth in these companies with operations in Greater China. The strategy is driven by the Sub-Adviser’s “core values” approach, which targets accessing economic growth and seeking to capture economic gains or “alpha” in China without falling afoul of US sanctions or compromising American values or national interests (please see “Additional Information about the Fund” below for more information).

The Fund will primarily invest in equity securities of growth companies that are exposed to the economies in Greater China. The Fund will seek to achieve its investment objective by investing in a portfolio of equity securities of companies operating in what the Sub-Adviser views as high-growth sectors, including, but not limited to, Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, and Information Technology.

The allocation across sectors and company weighting within the Fund’s portfolio will be based on the Sub-Adviser’s top-down macro research, with the aim of identifying sectors with the greatest growth potential. The Sub-Adviser analyzes relevant publicly available data, including data reflecting economic growth, inflation, interest rate, consumption, industry and sector trends, and public policy and regulations. In addition, the Sub-Adviser conducts “on-ground” due diligence. That is, the Sub-Adviser gains insights from employees located in China who are aware of local, publicly available information, consumption behaviors, and trends in China in real time. The Sub-Adviser also conducts a “bottom up” analysis of individual companies through fundamental analysis. In particular, the Sub-Adviser analyzes company-specific data, including financial reporting data, balance sheet information, cash flow data, corporate governance information, management expertise information, and product and market opportunity information. The weight of each sector and company in the Fund’s portfolio will be determined based on the Sub-Adviser’s assessment of its growth potential and will change over time.

The Fund may invest in issuers listed on exchanges outside of China, including issuers listed in Hong Kong, Taiwan and the United States. However, the Fund’s investments are expected to be principally listed in the U.S. The Fund’s investments in U.S. companies will focus on companies that derive a meaningful portion (e.g., above 15%) of their sales from Greater China. The Fund also may invest in issuers listed in China and may invest in China A-shares (“A-Shares”), which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange, and which are quoted in renminbi. The Fund expects to access A-Shares through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). The Fund may also access securities of companies through the qualified foreign investor (“QFI”) program or by other means that become available in the future.

The Fund’s investments in equity securities may also include depository receipts. The Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks or trust companies. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets.

Additional Portfolio Attributes

The Fund’s portfolio will generally consist of between 30 and 40 securities. The Fund may invest in small-cap, mid-cap, and large-cap companies.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund, under normal circumstances, invests at least 80% of its net assets in common stocks and other equity-related securities of companies operating in high-growth sectors in Greater China. For purposes of the 80% investment policy, Greater China includes mainland China, Taiwan, and China’s special administrative regions, such as Hong Kong. The Fund considers a company to be operating in Greater China if it (1) is organized under the laws of, or maintains its principal place of business in, Greater China; (2) has at least 50% of its assets physically located in Greater China; (3) derives 40% or more of its gross revenue or profits from goods produced or sold, investments made, or services provided in Greater China at the time of the Fund’s investment; or (4) is primarily traded on the Chinese, Taiwan, or Hong Kong exchanges.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets in common stocks and other equity-related securities of companies operating in high-growth sectors in Greater China.